DEFERRED INCOME - Changes in contractual liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DEFERRED INCOME
Balance at the beginning of period	R$ 532,207
Initial adoption on 01.01.18			R$ 178,897
Reclassification on 01.01.18			R$ 383,688
Additions	6,762,607	R$ 7,271,614
Write-offs, net	(6,795,779)	(7,301,992)
Balance at the end of period	499,035	R$ 532,207
Current	468,776
Non-current	R$ 30,259